Other Comprehensive Income (Loss) - Components of Other Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Before-Tax Amount
Unrealized losses on available-for-sale securities	$ (4,702)	$ 25,063	$ (11,218)
Reclassification adjustment for gains realized in net income		(28,829)	(11,864)
Unrealized net holding gain on cash flow hedge	846	788	(151)
Changes in pension plan assets and benefit obligations recognized in other comprehensive income	(9,508)	(7,734)	(3,734)
Other comprehensive loss	(13,364)	(10,712)	(26,967)
Tax Effect
Unrealized losses on available-for-sale securities	(1,645)	8,772	(3,926)
Reclassification adjustment for gains realized in net income		(10,090)	(4,152)
Unrealized net holding gain on cash flow hedge	296	276	(53)
Changes in pension plan assets and benefit obligations recognized in other comprehensive income	(3,328)	(2,707)	(1,307)
Other comprehensive loss	(4,677)	(3,749)	(9,438)
Net-of-Tax Amount
Unrealized losses on available-for-sale securities	(3,057)	16,291	(7,292)
Reclassification adjustment for gains realized in net income		(18,739)	(7,712)
Unrealized net holding gain on cash flow hedge	550	512	(98)
Changes in pension plan assets and benefit obligations recognized in other comprehensive income	(6,180)	(5,027)	(2,427)
Other comprehensive loss	$ (8,687)	$ (6,963)	$ (17,529)